Lease - Remaining contractual maturities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jul. 01, 2019
Remaining contractual maturities
Lease liabilities	¥ 35,754	¥ 20,502
Total minimum lease payments	44,563	27,356
Less: total future interest expenses		6,854
1 year or less
Remaining contractual maturities
Lease liabilities		1,753
Total minimum lease payments	6,801	2,687
1-2 years
Remaining contractual maturities
Lease liabilities		2,623
Total minimum lease payments	6,544	3,442
2-5 years
Remaining contractual maturities
Lease liabilities		6,222
Total minimum lease payments	13,786	7,999
more than 5 years
Remaining contractual maturities
Lease liabilities		9,904
Total minimum lease payments	17,432	¥ 13,228
IFRS 16
Remaining contractual maturities
Lease liabilities	35,754		¥ 411,090
Total minimum lease payments	44,563
Less: total future interest expenses	8,809
IFRS 16 | 1 year or less
Remaining contractual maturities
Lease liabilities	5,233
Total minimum lease payments	6,801
IFRS 16 | 1-2 years
Remaining contractual maturities
Lease liabilities	5,225
Total minimum lease payments	6,544
IFRS 16 | 2-5 years
Remaining contractual maturities
Lease liabilities	11,179
Total minimum lease payments	13,786
IFRS 16 | more than 5 years
Remaining contractual maturities
Lease liabilities	14,117
Total minimum lease payments	¥ 17,432